Commitments And Contingencies (Tables)	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Summary of Future Minimum Lease Payments Under Non-Cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases as of March 31, 2022 are as follows:

As of March 31, 2022 (in thousands)
Remainder of 2022	$1,314
2023	901
2024	928
2025	956
2026	81

Total minimum future lease payments	$4,180